PARENT COMPANY	12 Months Ended
Dec. 31, 2019
Disclosure of condensed financial information of parent company [abstract]
PARENT COMPANY
NOTE 33 - PARENT COMPANY
Statement of Financial Position of Constellium SE (parent company only).

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Assets
Current assets
Cash and cash equivalents	—	—
Trade receivables and other	200	109
Other financial assets	37	38
	237	147
Non-current assets
Property, plant and equipment	—	—
Financial assets	2,002	2,106
Investments in subsidiaries	159	144
Trade receivables and other	27	—
Deferred income tax assets	1	2
	2,189	2,252
Total Assets	2,426	2,399
Liabilities
Current liabilities
Trade payables and other	6	5
Income tax payable	45	21
Other financial liabilities	33	33
	84	59
Non-current liabilities
Borrowings	1,954	2,022
Income tax payable	19	—
	1,973	2,022
Total Liabilities	2,057	2,081
Equity
Share capital	3	3
Share premium	429	429
Accumulated retained earnings	(153)	(239)
Other reserves	53	38
Net income	37	87
Total Equity	369	318
Total Equity and Liabilities	2,426	2,399

Statement of Comprehensive income / (loss) of Constellium SE (parent company only).

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Revenue	3	3	1
Gross profit	3	3	1
Selling and administrative expenses	(19)	(15)	(5)
Employee benefit expenses	(3)	(3)	(1)
Loss from recurring operations	(19)	(15)	(5)
Other income	—	—	—
Other expense	(3)	(3)	—
Loss from operations	(22)	(18)	(5)
Financial result - net	41	80	(65)
Income / (loss) before income tax	19	62	(70)
Income tax	18	25	—
Net income / (loss)	37	87	(70)
Other comprehensive income / (loss)	—	—	—
Total comprehensive income / (loss)	37	87	(70)

Statement of Cash Flows of Constellium SE (parent company only)

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Net income / (loss)	37	87	(70)
Adjustments
Finance cost - net	(41)	(80)	65
Dividend received	—	—	—
Income tax	(18)	(25)	—
Interest paid	(115)	(102)	(148)
Interest received	143	134	149
Changes in working capital	—	—	—
Trade receivables and other	27	—	(1)
Income tax paid	50	—	—
Trade payables and other	2	—	2
Net cash flows from / (used in) operating activities	85	14	(3)
Investments in subsidiaries	—	(1)	(11)
Current account with subsidiaries and related parties	(135)	(13)	180
Loans granted to subsidiaries and related parties	—	—	(1,640)
Repayment of loans granted to subsidiaries and related parties	150	—	823
Exit fees received from subsidiaries	—	—	9
Net cash flows from / (used in) investing activities	15	(14)	(639)
Net proceeds received from issuance of shares	—	—	259
Proceeds from issuance of Senior Notes	—	—	1,440
Payment of deferred financing costs	—	—	(29)
Repayment of Senior Notes	(100)	—	(949)
Payment of exit fees	—	—	(61)
Realized foreign exchange gains / (losses)	—	—	(17)
Other	—	—	(1)
Net cash flows (used in) / from financing activities	(100)	—	642
Net increase in cash and cash equivalents	—	—	—
Cash and cash equivalents - beginning of year	—	—	—
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Cash and cash equivalents - end of year	—	—	—

Basis of preparation
The parent company only financial information of Constellium SE, presented above, is prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and as endorsed by the European Union. Accounting policies adopted in the preparation of this condensed parent company only financial information are the same as those adopted in the consolidated financial statements and described in NOTE 2 - Summary of Significant Accounting Policies, except that the cost method has been used to account for investments in subsidiaries.
As at December 31, 2019, there were no material contingencies at Constellium SE.
A description of Constellium SE's parent company only borrowings and related maturity dates is provided in NOTE 22 - Borrowings. Other financial liabilities represent interest payable on borrowings.
Non-current financial assets represent loans to Constellium International and Constellium France Holdco, and current other financial assets represent related interest receivables.